Shareholders' Equity (Detail) - Information about stock options outstanding (USD $)	12 Months Ended
Oct. 31, 2012
Exercise Price 0.072 - 0.37 [Member] | Share 2003 Plan [Member]
Exercise Prices Range, Number Outstanding	2,070,000
Exercise Prices Range, Outstanding, Weighted Average Remaining Contractual Life	3 years 354 days
Exercise Prices Range, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 0.154
Exercise Prices Range, Number Exercisable	2,010,000
Exercise Prices Range, Exercisable, Weighted Average Remaining Contractual Life	3 years 346 days
Exercise Prices Range, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 0.161
Exercise Price 0.43 - 0.70 [Member] | Share 2003 Plan [Member]
Exercise Prices Range, Number Outstanding	5,445,970
Exercise Prices Range, Outstanding, Weighted Average Remaining Contractual Life	2 years 335 days
Exercise Prices Range, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 0.60
Exercise Prices Range, Number Exercisable	5,445,970
Exercise Prices Range, Exercisable, Weighted Average Remaining Contractual Life	2 years 335 days
Exercise Prices Range, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 0.60
Exercise Price 0.74 - 0.92 [Member] | Share 2003 Plan [Member]
Exercise Prices Range, Number Outstanding	6,529,075
Exercise Prices Range, Outstanding, Weighted Average Remaining Contractual Life	3 years 219 days
Exercise Prices Range, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 0.85
Exercise Prices Range, Number Exercisable	6,529,075
Exercise Prices Range, Exercisable, Weighted Average Remaining Contractual Life	3 years 219 days
Exercise Prices Range, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 0.85
Exercise Price 1.04 - 1.46 [Member] | Share 2003 Plan [Member]
Exercise Prices Range, Number Outstanding	2,305,000
Exercise Prices Range, Outstanding, Weighted Average Remaining Contractual Life	3 years 62 days
Exercise Prices Range, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 1.10
Exercise Prices Range, Number Exercisable	2,305,000
Exercise Prices Range, Exercisable, Weighted Average Remaining Contractual Life	3 years 62 days
Exercise Prices Range, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 1.10
Exercise Price 0.12 - 0.37 [Member] | Share 2010 Plan [Member]
Exercise Prices Range, Number Outstanding	2,820,000
Exercise Prices Range, Outstanding, Weighted Average Remaining Contractual Life	6 years 299 days
Exercise Prices Range, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 0.248
Exercise Prices Range, Number Exercisable	1,928,750
Exercise Prices Range, Exercisable, Weighted Average Remaining Contractual Life	5 years 208 days
Exercise Prices Range, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 0.261
Exercise Price 0.2175 - 0.2225 [Member]
Exercise Prices Range, Number Outstanding	41,500,000
Exercise Prices Range, Outstanding, Weighted Average Remaining Contractual Life	9 years 324 days
Exercise Prices Range, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 0.2178
Exercise Prices Range, Number Exercisable	1,055,575
Exercise Prices Range, Exercisable, Weighted Average Remaining Contractual Life	9 years 324 days
Exercise Prices Range, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 0.2199